Accounts Payable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounts Payable
26. ACCOUNTS PAYABLE

	2019	2018
Non-current
Accounts payable for investments in property, plant and equipment	139,378	595,581

Total	139,378	595,581

Current
Suppliers	2,151,876	3,184,291
Related parties (Note 19)	426,760	412,424
Accounts payable for investments in property, plant and equipment	5,375,989	2,554,204
Expenses accrual	1,109,223	1,314,914

Total	9,063,848	7,465,833

Accounts payable for investments in property, plant and equipment include the accounts payable associated to the investment project in the L’Amalí plant. These balances contain the interest accrued, in accordance with the term agreed upon.